Going Concern (Details) (USD $)	9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2011
Going Concern
Net loss	$ 1,319,776	$ 540,206	$ 670,682	$ 681,728
Net cash used in operations	$ 1,400,638	$ 689,718